Document and Entity Information	Sep. 14, 2021
Cover [Abstract]
Entity Registrant Name	SONIM TECHNOLOGIES INC
Amendment Flag	false
Entity Central Index Key	0001178697
Document Type	8-K
Document Period End Date	Sep. 14, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-38907
Entity Tax Identification Number	94-3336783
Entity Address, Address Line One	6500 River Place Boulevard
Entity Address, Address Line Two	Bldg. 7
Entity Address, Address Line Three	S#250
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78730
City Area Code	(650)
Local Phone Number	378-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SONM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false